UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment  [ ]; Amendment number:
This Amendment (Check only one.): [x] is a restatement.
				    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bowling Portfolio Management, Inc.
Address:  2651 Observatory Avenue
          Cincinnati, Ohio 45208

13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this
Report on Behalf of Report Manager:

Name:		Kathleen A. Wayner
Title:		Vice President
Phone:		513-871-7776
Signature, Place, and Date of Signing:

	Kathleen A. Wayner	Cincinnati, Ohio	September 17, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for This Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	82

Form 13F Information Table Value Total:	$357,458,000

List of Other Included Managers:

  No.	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com Corporation               COM              885535104      719 84545.000SH       SOLE                 6830.000         77715.000
AT&T Corporation               COM              001957109     1325 76815.000SH       SOLE                 1865.000         74950.000
AVX Corp.                      COM              002444107     2085 127305.000SH      SOLE                 9315.000        117990.000
AXA SA Rep 1/2 of Ord Shares   COM                            2204 30695.000SH       SOLE                 5796.000         24899.000
Abbott Laboratories            COM              002824100     2046 42235.000SH       SOLE                 5870.000         36365.000
Agilent Technologies           COM              00846U101     1012 18475.000SH       SOLE                 2216.000         16259.000
Alcoa, Inc.                    COM              013817101     3637 108578.000SH      SOLE                 7984.000        100874.000
Allstate Corporation           COM              020002101     4677 107362.000SH      SOLE                22670.000         84692.000
American Express Co.           COM              025816109     4080 74258.000SH       SOLE                 5400.000         68858.000
Anheuser Busch Companies Inc.  COM              035229103     7217 158625.000SH      SOLE                14990.000        143635.000
BP Amoco p.l.c.                COM              055622104     2414 50419.000SH       SOLE                 7542.000         42877.000
BankAmerica Corp               COM              060505104     4170 90908.000SH       SOLE                10717.000         80381.000
Boeing Co.                     COM              097023105     1578 23910.000SH       SOLE                 4620.000         19290.000
Canadian Pacific Limited       COM              135923100     4030 141087.000SH      SOLE                10290.000        130797.000
Cendant Corp.                  COM              151313103     2233 232050.000SH      SOLE                13060.000        218990.000
Chase Manhattan Corp. New      COM              16161A108     1719 37830.000SH       SOLE                 4600.000         33230.000
Chevron Corporation            COM              166751107     1263 14955.000SH       SOLE                  160.000         14795.000
Citigroup                      COM              172967101     6186 121151.000SH      SOLE                14965.000        106366.000
Computer Associates Internatio COM              204912109     2576 132121.000SH      SOLE                13385.000        118736.000
Conoco, Inc. Class B           COM              208251405      795 27472.250SH       SOLE                 4259.000         23213.250
Dover Corporation              COM              260003108     4630 114147.000SH      SOLE                14110.000        100257.000
Dow Chemical                   COM              260543103     1157 31594.000SH       SOLE                 3312.000         28282.000
Dupont E I De Nemours          COM              263534109      349 7228.000 SH       SOLE                 1506.000          5722.000
Equity Residential Properties  COM              29476L107      653 11798.000SH       SOLE                                  11798.000
FedEx Corporation              COM              31428X106     5369 134360.000SH      SOLE                19260.000        115320.000
Federal National Mortgage Asso COM              313586109      819 9444.000 SH       SOLE                 2480.000          6964.000
Ford Motor Co.                 COM              345370860     3191 136138.020SH      SOLE                18815.982        117322.038
Freddie Mac                    COM              313400301    12406 180121.000SH      SOLE                16885.000        163466.000
Gannett Co. Inc.               COM              364730101     2756 43705.000SH       SOLE                 1585.000         42290.000
General Dynamics               COM              369550108     8241 105648.000SH      SOLE                12870.000         92778.000
General Mills                  COM              370334104      214 4812.000 SH       SOLE                                   4812.000
Hewlett Packard                COM              428236103     6733 213315.000SH      SOLE                24710.000        188785.000
Honeywell Inc.                 COM              438516106    10133 214173.000SH      SOLE                25728.000        188705.000
Illinois Tool Works            COM              452308109     1928 32361.000SH       SOLE                 2505.000         30016.000
Intel Corp.                    COM              458140100     8418 280011.000SH      SOLE                30710.000        249531.000
International Business Machine COM              459200101    10029 117985.000SH      SOLE                12835.000        105250.000
J.P. Morgan Chase & Co.        COM              46625H100     7977 175570.000SH      SOLE                18670.000        157110.000
Kimberly Clark Corp.           COM              494368103     4240 59983.000SH       SOLE                 6370.000         53613.000
Knight-Ridder, Inc.            COM              499040103      337 5930.000 SH       SOLE                  970.000          4960.000
Limited Inc.                   COM              532716107     7980 467700.000SH      SOLE                54340.000        413800.000
Lowe's Companies Inc.          COM              548661107     2306 51827.000SH       SOLE                 1985.000         50052.000
McDonald's Corp.               COM              580135101     3903 114780.000SH      SOLE                18350.000         96730.000
Merrill Lynch & Co., Inc.      COM              590188108      796 11676.000SH       SOLE                  220.000         11456.000
Microsoft Corp.                COM              594918104    10116 233220.000SH      SOLE                26090.000        207340.000
Minnesota Mining & Manufacturi COM              604059105     2729 22645.000SH       SOLE                 1300.000         21345.000
Newell Rubbermaid Inc.         COM              651229106      516 22660.000SH       SOLE                 8400.000         14260.000
Oracle Corp.                   COM              68389X105      291 10000.000SH       SOLE                                  10000.000
PNC Bank Corp.                 COM              693475105      438 5995.000 SH       SOLE                  580.000          5415.000
PPG Industries Inc.            COM              693506107      886 19127.000SH       SOLE                  875.000         18252.000
Philip Morris Companies        COM              718154107     1349 30670.000SH       SOLE                 6925.000         23745.000
Procter & Gamble               COM              742718109    11503 146655.000SH      SOLE                17451.000        129364.000
Schering-Plough Corporation    COM              806605101      548 9655.000 SH       SOLE                 1850.000          7805.000
Sears                          COM              812387108      358 10310.000SH       SOLE                 1020.000          9290.000
Texaco, Inc.                   COM              881694103     3610 58115.000SH       SOLE                 9395.000         48720.000
Textron Inc.                   COM              883203101     1012 21763.000SH       SOLE                  598.000         21165.000
Transocean Sedco Forex, Inc.   COM              G90078109      217 4726.000 SH       SOLE                  765.000          3961.000
United Technologies Corp.      COM              913017109     3495 44447.000SH       SOLE                 7858.000         36589.000
Veritas Software Corp.         COM              923436109      295 3372.000 SH       SOLE                   40.000          3332.000
Verizon Communications         COM              92343V104     6168 123061.500SH      SOLE                14518.000        108543.500
Washington Mutual              COM              939322103     5047 95120.000SH       SOLE                16030.000         79090.000
Weyerhauser Corp.              COM              962166104     1913 37696.000SH       SOLE                 2946.000         34940.000
WorldCom Inc.                  COM              98157D106     7757 551635.000SH      SOLE                71265.000        481050.000
Adams Express Co.                               006212104    39345 1873548.648SH     SOLE               223443.000        1650105.65
Bancroft Convertible                            059695106      581 30468.000SH       SOLE                                  30468.000
Castle Convertible Fund                         148443104      584 25400.000SH       SOLE                                  25400.000
Central Securities                              155123102     1487 52640.468SH       SOLE                 6830.000         45810.468
Ellsworth Convertible Fund                      289074106     1772 221546.000SH      SOLE                 3100.000        218446.000
Gabelli Convertible Securities                  36240B109      526 57600.000SH       SOLE                                  57600.000
Gabelli Global Multimedia Trus                  36239Q109     5393 522945.103SH      SOLE                58705.000        464240.103
H&Q Healthcare Investors                        404052102     2370 96735.000SH       SOLE                26190.000         70545.000
Invesco Global Health Sciences                  46128N109    20190 1157846.241SH     SOLE               140671.000        1018275.24
John Hancock Bank & Thrift Opp                  409735107    22803 2569330.000SH     SOLE               310340.000        2262090.00
Liberty All-Star Equity Fund                    530158104     1853 149770.000SH      SOLE                21870.000        127900.000
Liberty All-Star Growth Fund I                  529900102      920 97471.000SH       SOLE                 2102.000         95369.000
Lincoln National Convertible                    534183108      391 26500.000SH       SOLE                                  26500.000
Petroleum & Resources                           716549100     4831 176881.000SH      SOLE                27295.000        150456.000
Putnam Convertible Opportunity                  746479104      364 21566.000SH       SOLE                                  21566.000
Royce Value Trust                               780910105     6389 442497.453SH      SOLE                52516.000        389981.453
TCW Convertible Securities Fun                  872340104      106 10200.000SH       SOLE                                  10200.000
The Smallcap Fund Inc.                          831680103     1100 93600.000SH       SOLE                 8935.000         84665.000
Tri-Continental                                 895436103    27468 1296442.237SH     SOLE               151625.000        1145647.24
Wendy's Cv Pfd (TECONS) 5% A                    950588202      206 3786.000 SH       SOLE                                   3786.000
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